UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2016

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Segall Bryant & Hamill All Cap Fund
(SBHAX)

Segall Bryant & Hamill Small Cap Value Fund
(SBHVX)

ANNUAL REPORT
June 30, 2016

Segall Bryant & Hamill All Cap Fund
Segall Bryant & Hamill Small Cap Value Fund
Each a series of Investment Managers Series Trust

Table of Contents

Segall Bryant & Hamill All Cap Fund
Shareholder Letter	1
Fund Performance	3
Schedule of Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Segall Bryant & Hamill Small Cap Value Fund
Shareholder Letter	12
Fund Performance	14
Schedule of Investments	15
Statement of Assets and Liabilities	19
Statement of Operations	20
Statements of Changes in Net Assets	21
Financial Highlights	22
Notes to Financial Statements	23
Report of Independent Registered Public Accounting Firm	30
Supplemental Information	31
Expense Examples	34

This report and the financial statements contained herein are provided for the general information of the shareholders of the Segall Bryant & Hamill Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.sbhfunds.com

IMST Annual Letter – SBHAX
As of June 30, 2016

SBH All Cap Mutual Fund (SBHAX):
The domestic equity markets continued their recovery in the second quarter from a mid-winter swoon. As measured by the Russell 3000 Index, the market gained 2.6% in the quarter, which produced a 2.1% gain for the 12 months ended June 30.  The SBH All Cap portfolio trailed modestly, rising 2.2% in the quarter and 0.1% for the year-to-date. Of the shortfall of 47 basis points (bps) for the second quarter, 11 bps can be explained by the standard cash position in the portfolio.  For the twelve months, the shortfall of 207 bps, was due less to cash drag (-16 bps) than to investor interest in the bond-like characteristics of the Utilities and Telecoms, sectors that we have historically found unattractive.

Within the equity segment of the portfolio, allocation in both the quarter and the year restrained performance, not surprising as we are typically underweight interest-rate sectors like Utilities and Telecoms, which together hurt results by -27 bps in the quarter and -104 bps for the year.  Selection, as is usually the case, added to returns, helped by Consumer Discretionary in the second quarter (+80bps) and by Consumer Discretionary for the year  (+167 bps).  By individual holdings, standouts in the quarter were both large companies (Halliburton +27% and Amazon, +20%) and small (Bio-Techne +20%). On the downside, two long-standing health care names encountered problems and were down sharply (Perrigo -25% and Stericycle -18%). We have exited Perrigo as a result (see transaction table, below).  It is worth noting that the range of the spread between the strong performers and the weak continues to widen, not just in the portfolio, but in the market as a whole. An active manager’s mantra is that it is “a market of stocks, not a stock market.”  We continue to see the correlation between returns of individual stocks decline, which offers good stock pickers more opportunities to distinguish themselves.

Activity in the quarter was low, as shown in the table below. As we noted in the interim memo we sent out late in the quarter, following the announcement of the Brexit vote, we prefer to take advantage of opportunities volatility presents rather than help create it.

Purchase	Rationale	Sales	Rationale
Aramark (Cons Disc)	New management team is the catalyst to increase ROIC in stable domestically-oriented business	Nordstrom (ConsDisc)	Secular change in retailing alters investment thesis
Noble Energy (Ener)	High quality E&P company with good portfolio of properties, strong balance sheet, and good mgmt..	Perrigo (Health Care)	Abrupt departure of CEO amid stresses in absorbing acquisition raises risk profile to unacceptable level
		Apple (I-T)	Lack of visibility on new product development suggests slower LT growth.

SEGALL BRYANT & HAMILL
540 West Madison Street, Suite 1900
Chicago, IL 60661

It may seem a bit paradoxical to note the comment about individual stocks becoming more volatile as the overall market, as measured by the indices, seems to be moving in a narrow band. Indeed, it has been almost seven years since a “market” decline of 20% or more occurred.  A mere decline of 14% in January-February elicited large concerns and no more than a 7% break late in the quarter after the Brexit vote was needed to produce more dire forecasts.  It’s not that those dire forecasts might have some merit, of course.  The U.S. stock market is not cheap. At June 30, the broad market as measured by the S&P 500 Index was priced at 18 X current earnings and 16.7X expected earnings. Such a multiple is not unreasonable by historical standards, but if interest rates do go up, that multiple is vulnerable. While industry observers say that a quarter-point point rise in interest rates is meaningless, the markets have done quite well when the Fed has been cutting rates or quantitatively easing. If stocks responded favorably when rates were cut/money was added, why would they not react negatively if rates rose?  Conversely, if rates do not rise, it will be because the economy is not strong enough to warrant a rate hike. An economy that weak is not an economy capable of supporting profit growth. The market could be at risk of a disappointment.

Thank you for your continued support.

Ralph M. Segall, CFA, CIC
Chief Investment Officer

Suresh Rajagopal, CFA
Principal/Senior Portfolio Manager/Equity Analyst

The views in this letter were as of June 30, 2016 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

The Fund’s principal risks are: Market Risk: The market value of a security or instrument may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Equity Risk: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. Small- and Mid-Cap Company Risk: The securities of small- or mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. Management Risk: The Fund’s portfolio is actively managed. The Fund’s advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

SEGALL BRYANT & HAMILL
540 West Madison Street, Suite 1900
Chicago, IL 60661

Segall Bryant & Hamill All Cap Fund
FUND PERFORMANCE at June 30, 2016 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Russell 3000 Index. Results include the reinvestment of all dividends and capital gains.

The Russell 3000 Index measures the performance of the largest 3,000 US companies. The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Return as of June 30, 2016	1 Year	2 Years	Since Inception	Inception Date
Segall Bryant & Hamill All Cap Fund	0.07%	4.10%	7.65%	07/31/13
Russell 3000 Index	2.14%	4.68%	9.45%	07/31/13

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (866) 490-4999.

Gross and net expense ratios for the Fund were 2.12% and 1.10%, respectively, which were the amounts stated in the current prospectus dated November 1, 2015. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.10% of the average daily net assets of the Fund. This agreement is in effect until October 31, 2016, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Shares redeemed within 90 days of purchase will be charged a 2.00% redemption fee.

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2016

Number of Shares		Value

	COMMON STOCKS – 94.6%
	COMMUNICATIONS – 6.4%
1,624	Alphabet, Inc. - Class C *	$1,123,971
9,585	CBS Corp. - Class B	521,807
15,936	Comcast Corp. - Class A	1,038,868
		2,684,646
	CONSUMER DISCRETIONARY – 15.0%
1,717	Amazon.com, Inc. *	1,228,720
16,676	Aramark	557,312
19,664	Gildan Activewear, Inc. [1]	576,745
19,197	LKQ Corp. *	608,545
20,506	Michaels Cos., Inc. *	583,191
13,016	Newell Brands, Inc.	632,187
2,642	Snap-on, Inc.	416,960
13,126	Starbucks Corp.	749,757
7,419	TJX Cos., Inc.	572,969
6,727	VF Corp.	413,643
		6,340,029
	CONSUMER STAPLES – 8.7%
9,510	Dollar General Corp.	893,940
6,590	Estee Lauder Cos., Inc. - Class A	599,822
3,582	JM Smucker Co.	545,933
7,573	Nestle S.A. - ADR	585,469
10,376	TreeHouse Foods, Inc. *	1,065,096
		3,690,260
	ENERGY – 6.3%
3,321	Concho Resources, Inc. *	396,096
4,132	EOG Resources, Inc.	344,692
7,683	Halliburton Co.	347,963
11,052	Noble Energy, Inc.	396,435
8,948	PDC Energy, Inc. *	515,494
8,460	Schlumberger Ltd. [1]	669,017
		2,669,697
	FINANCIALS – 17.3%
15,275	Air Lease Corp. - Class A	409,064
3,258	Alliance Data Systems Corp. *	638,307
15,352	American International Group, Inc.	811,967
4,111	Berkshire Hathaway, Inc. - Class B *	595,232
5,881	First Republic Bank	411,611
57,624	FNB Corp.	722,605
22,773	FNF Group	853,987
9,547	JPMorgan Chase & Co.	593,251
9,316	Reinsurance Group of America, Inc.	903,559
27,189	Umpqua Holdings Corp.	420,614

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of June 30, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
12,756	Visa, Inc. - Class A	$946,113
		7,306,310
	HEALTH CARE – 16.8%
2,366	Allergan PLC * 1	546,759
8,371	Bio-Techne Corp.	943,998
7,051	Danaher Corp.	712,151
5,959	Gilead Sciences, Inc.	497,100
31,714	Hologic, Inc. *	1,097,304
4,565	Johnson & Johnson	553,734
7,838	Medtronic PLC [1]	680,103
2,134	Mettler-Toledo International, Inc. *	778,739
13,549	Roche Holding A.G. - ADR	446,440
5,875	UnitedHealth Group, Inc.	829,550
		7,085,878
	INDUSTRIALS – 9.8%
11,353	Amphenol Corp. - Class A	650,867
7,402	Honeywell International, Inc.	861,001
9,787	Ingersoll-Rand PLC [1]	623,236
5,867	Raytheon Co.	797,619
3,420	Roper Industries, Inc.	583,315
5,733	Stericycle, Inc. *	596,920
		4,112,958
	MATERIALS – 5.7%
2,797	3M Co.	489,810
7,360	Carlisle Cos., Inc.	777,805
3,152	Martin Marietta Materials, Inc.	605,184
5,272	PPG Industries, Inc.	549,079
		2,421,878
	TECHNOLOGY – 8.6%
10,533	Adobe Systems, Inc. *	1,008,956
10,101	Guidewire Software, Inc. *	623,838
16,797	Integrated Device Technology, Inc. *	338,123
11,158	NXP Semiconductor N.V. * 1	874,118
10,840	Red Hat, Inc. *	786,984
		3,632,019
	TOTAL COMMON STOCKS (Cost $35,747,676)	39,943,675

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of June 30, 2016

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 5.1%
$2,163,393	UMB Money Market Fiduciary, 0.01%[2]	$2,163,393

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,163,393)	2,163,393

	TOTAL INVESTMENTS – 99.7% (Cost $37,911,069)	42,107,068
	Other assets in Excess of liabilities – 0.3%	108,434

	TOTAL NET ASSETS – 100.0%	$42,215,502

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund
SUMMARY OF INVESTMENTS
As of June 30, 2016

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	17.3%
Health Care	16.8%
Consumer Discretionary	15.0%
Industrials	9.8%
Consumer Staples	8.7%
Technology	8.6%
Communications	6.4%
Energy	6.3%
Materials	5.7%
Total Common Stocks	94.6%
Total Short-Term Investments	5.1%
Total Investments	99.7%
Other assets in Excess of liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2016

Assets:
Investments, at value (cost $37,911,069)	$42,107,068
Receivables:
Fund shares sold	192,031
Dividends and interest	13,141
Prepaid expenses	12,189
Total assets	42,324,429

Liabilities:
Payables:
Fund shares redeemed	39,818
Advisory fees	18,518
Shareholder servicing fees (Note 7)	2,901
Auditing fees	17,600
Fund administration fees	5,855
Custody fees	5,501
Fund accounting fees	4,599
Transfer agent fees and expenses	3,709
Chief Compliance Officer fees	1,054
Trustees' fees and expenses	385
Accrued other expenses	8,987
Total liabilities	108,927

Net Assets	$42,215,502

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with unlimited number of shares authorized)	$38,066,117
Accumulated net realized loss on investments	(46,614)
Net unrealized appreciation on investments	4,195,999
Net Assets	$42,215,502

Number of shares issued and outstanding	3,572,490
Net asset value per share	$11.82

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2016

Investment Income:
Dividends (net of withholding taxes of $4,575)	$276,957
Interest	140
Total investment income	277,097

Expenses:
Advisory fees	214,812
Fund administration fees	42,355
Fund accounting fees	35,278
Transfer agent fees and expenses	25,708
Registration fees	23,409
Shareholder servicing fees (Note 7)	18,915
Auditing fees	17,754
Custody fees	13,798
Legal fees	12,004
Chief Compliance Officer fees	8,018
Trustees' fees and expenses	6,502
Shareholder reporting fees	5,902
Miscellaneous	1,745
Insurance fees	870

Total expenses	427,070
Advisory fees waived	(149,081)
Net expenses	277,989
Net investment loss	(892)

Realized and Unrealized Gain on Investments:
Net realized gain on investments	271,233
Net change in unrealized appreciation/depreciation on investments	1,339,513
Net realized and unrealized gain on investments	1,610,746

Net Increase in Net Assets from Operations	$1,609,854

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2016	June 30, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(892)	$(12,389)
Net realized gain on investments	271,233	364,835
Net change in unrealized appreciation/depreciation on investments	1,339,513	1,075,596
Net increase in net assets resulting from operations	1,609,854	1,428,042

Distributions to Shareholders:
From net realized gain	(677,206)	(179,872)
Total distributions to shareholders	(677,206)	(179,872)

Capital Transactions:
Net proceeds from shares sold	23,206,143	1,516,123
Reinvestment of distributions	668,818	177,786
Cost of shares redeemed[1]	(1,060,555)	(547,481)
Net increase in net assets from capital transactions	22,814,406	1,146,428

Total increase in net assets	23,747,054	2,394,598

Net Assets:
Beginning of period	18,468,448	16,073,850
End of period	$42,215,502	$18,468,448

Accumulated net investment loss	$-	$(1,124)

Capital Share Transactions:
Shares sold	2,098,479	133,078
Shares reinvested	57,756	16,311
Shares redeemed	(90,925)	(47,336)
Net increase in capital share transactions	2,065,310	102,053

[1]	Net of redemption fee proceeds of $5,143 and $13, respectively.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended		For the Year Ended		For the Period July 31, 2013* through
	June 30, 2016		June 30, 2015		June 30, 2014
Net asset value, beginning of period	$12.25		$11.44		$10.00
Income from Investment Operations:
Net investment loss[1]	-	[2]	(0.01)		(0.02)
Net realized and unrealized gain on investments	-	[2]	0.94		1.46
Total from investment operations	0.00		0.93		1.44

Less Distributions:
From net realized gain	(0.43)		(0.12)		-
Total distributions	(0.43)		(0.12)		-

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$11.82		$12.25		$11.44

Total return[3]	0.07%		8.28%		14.40%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$42,216		$18,468		$16,074

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.69%		2.12%		2.64%	[5]
After fees waived and expenses absorbed	1.10%		1.10%		1.10%	[5]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.59)%		(1.09)%		(1.76)%	[5]
After fees waived and expenses absorbed	0.00%		(0.07)%		(0.22)%	[5]

Portfolio turnover rate	33%		46%		36%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

IMST Annual Letter – SBHVX
As of June 30, 2016

SBH Small Cap Value Mutual Fund (SBHVX):
For the second quarter of 2016, Segall Bryant & Hamill’s Small Cap Value Fund returned 2.9%, compared with a return of 4.3% for the Russell 2000 Value Index. Headwinds from underweights in REITs and Utilities detracted from performance during the second quarter and for the year-to-date period. In our view, the reward-to-risk ratios within REITs and Utilities remain unattractive, leading to our underweights in these sectors. For the one-year period ending June 30, 2016, the Fund was down 4.7% versus the Russell 2000 Value Index return of -2.6%. Since the Fund’s inception on July 31, 2013, it has outperformed the Russell 2000 Value Index by 69 basis points.

Security selection for the second quarter was slightly negative, though security selection has contributed 157 bps for the year-to-date period. In terms of individual securities, Alere Inc. (ALR) was the main detractor within Healthcare for the quarter due to increasing uncertainty surrounding ALR’s acquisition by Abbott Laboratories (ABT). Crocs Inc. (CROX) was our best individual contributor in the quarter as the new management team continues to execute on the turnaround plan, which involves transitioning from concentrating on rubber clogs to comfortable styled shoes, with a focus on higher ROIC.

The second quarter was filled with exuberance for much of the quarter, though in the final several trading days it was wrought with fear as investors grappled with implications from the “Brexit” vote. It is important to stress that our philosophy and process focus on investing with management teams and companies that can improve Return on Invested Capital (ROIC) to sustainable levels above the cost of capital regardless of the current economic environment. This focus and philosophy aim to ensure that we invest in companies that allocate their capital in beneficial ways, with the goal of generating long-term value in our strategies.

Looking ahead to the second half of 2016, we remain excited about our portfolio of companies given the confidence in the ability of the strong management teams to improve ROIC and, thereby, drive long-term shareholder value. Our team continues to screen for value and to conduct due diligence on prospects as well as the companies we currently own in the portfolio. For instance, we met with more 100 management teams this quarter alone. Our proprietary ROIC Dashboard is key to our team’s productivity and competitive advantage and helps us better exploit our core competencies as we seek to provide continued positive long-term relative returns. While we cannot predict the economy or the market volatility, we can rely on niche businesses with strong management teams focused on appropriate capital allocation to provide long-term shareholder value creation opportunities.

SEGALL BRYANT & HAMILL
540 West Madison Street, Suite 1900
Chicago, IL 60661

Thank you for your continued support.

Mark T. Dickherber, CPA, CFA
Principal, Senior Portfolio Manager

Shaun P. Nicholson
Senior Portfolio Manager

The views in this letter were as of June 30, 2016 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

The Fund’s principal risks are: Market Risk: The market value of a security or instrument may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Equity Risk: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. Small- and Mid-Cap Company Risk: The securities of small- or mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. Management Risk: The Fund’s portfolio is actively managed. The Fund’s advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

SEGALL BRYANT & HAMILL
540 West Madison Street, Suite 1900
Chicago, IL 60661

Segall Bryant & Hamill Small Cap Value Fund
FUND PERFORMANCE at June 30, 2016 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Russell 2000 Value Index.  Results include the reinvestment of all dividends and capital gains.

The Russell 2000 Value Index is a subset of the Russell 3000 index and measures the performance of the 2,000 small cap value companies. The index does not reflect expenses, fees or sales charge, which would lower performance.  The index is unmanaged and it is not available for investment.

Average Annual Total Return as of June 30, 2016	1 Year	2 Years	Since Inception	Inception Date
Segall Bryant & Hamill Small Cap Value Fund	-4.68%	0.14%	4.98%	07/31/13
Rusell 2000 Value Index	-2.58%	-0.92%	4.29%	07/31/13

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted and may be obtained by calling (866) 490-4999.

Gross and net expense ratios for the Fund were 1.84% and 1.20%, respectively, which were the amounts stated in the current prospectus dated November 1, 2015. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.20% of the average daily net assets of the Fund. This agreement is in effect until October 31, 2016, and it may be terminated before that date only by the Trust’s Board of Trustees.  In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Shares redeemed within 90 days of purchase will be charged a 2.00% redemption fee.

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2016

Number of Shares		Value

	COMMON STOCKS – 93.4%
	COMMUNICATIONS – 1.4%
58,363	EarthLink Holdings Corp.	$373,523
74,979	Marchex, Inc. - Class B	238,433
		611,956
	CONSUMER DISCRETIONARY – 9.4%
34,125	Arctic Cat, Inc.	580,125
18,957	Bloomin' Brands, Inc.	338,761
22,032	Chico's FAS, Inc.	235,963
154,832	Crocs, Inc. *	1,746,505
9,341	FTI Consulting, Inc. *	379,992
8,680	G-III Apparel Group Ltd. *	396,849
12,730	Vectrus, Inc. *	362,678
		4,040,873
	CONSUMER STAPLES – 2.8%
14,981	Flowers Foods, Inc.	280,894
4,408	Lancaster Colony Corp.	562,505
11,069	Orchids Paper Products Co.	393,724
		1,237,123
	ENERGY – 4.8%
12,187	Bonanza Creek Energy, Inc. *	24,496
23,331	Carrizo Oil & Gas, Inc. *	836,416
4,698	EnerSys, Inc.	279,390
8,948	Newfield Exploration Co. *	395,323
91,925	PetroQuest Energy, Inc. *	306,111
33,616	Synergy Resources Corp. *	223,883
		2,065,619
	FINANCIALS – 17.4%
22,462	Ameris Bancorp	667,121
32,947	Bank Mutual Corp.	253,033
7,908	BankUnited, Inc.	242,934
9,464	Banner Corp.	402,599
26,835	Chimera Investment Corp. - REIT	421,310
13,081	Equity Commonwealth - REIT *	381,050
14,741	First Busey Corp.	315,310
22,462	First Community Bancshares, Inc.	504,047
20,685	First Horizon National Corp.	285,039
39,662	First Niagara Financial Group, Inc.	386,308
12,399	Hanmi Financial Corp.	291,253
68,681	Investors Bancorp, Inc.	760,985
12,247	Lakeland Financial Corp.	575,731
17,218	National Bank Holdings Corp. - Class A	350,558
15,030	Renasant Corp.	485,920

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of June 30, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
6,096	Simmons First National Corp. - Class A	$281,544
24,509	TFS Financial Corp.	422,045
29,977	Umpqua Holdings Corp.	463,744
		7,490,531
	HEALTH CARE – 6.6%
26,732	Alere, Inc. *	1,114,190
7,839	Haemonetics Corp. *	227,252
63,129	Harvard Bioscience, Inc. *	180,549
5,139	LHC Group, Inc. *	222,416
26,370	Orthofix International N.V. * 1	1,118,088
		2,862,495
	INDUSTRIALS – 20.8%
17,352	Astec Industries, Inc.	974,315
18,226	AZZ, Inc.	1,093,196
7,176	EMCOR Group, Inc.	353,490
37,012	ESCO Technologies, Inc.	1,478,259
11,152	Esterline Technologies Corp. *	691,870
106,718	Great Lakes Dredge & Dock Corp. *	465,291
10,504	ITT Corp.	335,918
42,513	Kennametal, Inc.	939,962
27,089	NN, Inc.	378,975
4,766	Orbital ATK, Inc.	405,777
14,910	Oshkosh Corp.	711,356
28,321	SPX Corp.	420,567
12,227	Watts Water Technologies, Inc. - Class A	712,345
		8,961,321
	MATERIALS – 8.9%
104,907	Harsco Corp.	696,582
17,793	Innophos Holdings, Inc.	751,043
33,578	Myers Industries, Inc.	483,523
45,808	PH Glatfelter Co.	896,005
56,635	Schnitzer Steel Industries, Inc. - Class A	996,776
		3,823,929
	TECHNOLOGY – 18.7%
15,116	Aviat Networks, Inc. *	117,603
155,426	Axcelis Technologies, Inc. *	418,096
11,442	CommVault Systems, Inc. *	494,180
58,294	Electro Scientific Industries, Inc. *	340,437
122,308	Extreme Networks, Inc. *	414,624
23,245	Infoblox, Inc. *	436,076
33,288	Polycom, Inc. *	374,490
20,019	PTC, Inc. *	752,314

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of June 30, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
74,608	SciQuest, Inc. *	$1,317,577
85,299	Seachange International, Inc. *	272,104
239,033	ServiceSource International, Inc. *	963,303
24,255	Sonus Networks, Inc. *	210,776
4,763	Synaptics, Inc. *	256,011
49,430	Tessera Technologies, Inc.	1,514,535
7,761	Xura, Inc. *	189,601
		8,071,727
	UTILITIES – 2.6%
7,957	American States Water Co.	348,676
11,442	New Jersey Resources Corp.	441,089
9,086	PNM Resources, Inc.	322,008
		1,111,773
	TOTAL COMMON STOCKS (Cost $39,166,344)	40,277,347

Principal Amount

	SHORT-TERM INVESTMENTS – 6.6%
$2,823,680	UMB Money Market Fiduciary, 0.01%[2]	2,823,680

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,823,680)	2,823,680

	TOTAL INVESTMENTS – 100.0% (Cost $41,990,024)	43,101,027
	Other assets in Excess of liabilities – 0.0%	3,744

	TOTAL NET ASSETS – 100.0%	$43,104,771

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of June 30, 2016

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	20.8%
Technology	18.7%
Financials	17.4%
Consumer Discretionary	9.4%
Materials	8.9%
Health Care	6.6%
Energy	4.8%
Consumer Staples	2.8%
Utilities	2.6%
Communications	1.4%
Total Common Stocks	93.4%
Total Short-Term Investments	6.6%
Total Investments	100.0%
Other assets in Excess of liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2016

Assets:
Investments, at value (cost $41,990,024)	$43,101,027
Investment securities sold	166,791
Fund shares sold	49,980
Dividends and interest	41,840
Prepaid expenses	7,679
Total assets	43,367,317

Liabilities:
Payables:
Investment securities purchased	170,594
Advisory fees	21,762
Shareholder servicing fees (Note 7)	8,271
Auditing fees	17,600
Custody fees	8,315
Fund administration fees	7,951
Fund accounting fees	6,533
Transfer agent fees and expenses	5,838
Chief Compliance Officer fees	1,523
Trustees' fees and expenses	968
Accrued other expenses	13,191
Total liabilities	262,546

Net Assets	$43,104,771

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with unlimited number of shares authorized)	$42,259,040
Accumulated net investment income	32,460
Accumulated net realized loss on investments	(297,732)
Net unrealized appreciation on investments	1,111,003
Net Assets	$43,104,771

Number of shares issued and outstanding	4,170,954
Net asset value per share	$10.33

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2016

Investment Income:
Dividends (net of withholding taxes of $1,696)	$474,974
Interest	236
Total investment income	475,210

Expenses:
Advisory fees	303,751
Fund administration fees	42,711
Fund accounting fees	39,388
Transfer agent fees and expenses	31,151
Registration fees	27,720
Shareholder servicing fees (Note 7)	22,148
Auditing fees	17,704
Custody fees	14,029
Legal fees	12,700
Shareholder reporting fees	7,003
Trustees' fees and expenses	7,002
Chief Compliance Officer fees	6,571
Miscellaneous	5,245
Insurance fees	870

Total expenses	537,993
Advisory fees waived	(154,304)
Net expenses	383,689
Net investment income	91,521

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	272,075
Net change in unrealized appreciation/depreciation on investments	(1,345,213)
Net realized and unrealized loss on investments	(1,073,138)

Net Decrease in Net Assets from Operations	$(981,617)

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2016	June 30, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$91,521	$44,855
Net realized gain on investments	272,075	1,256,962
Net change in unrealized appreciation/depreciation on investments	(1,345,213)	171,852
Net increase (decrease) in net assets resulting from operations	(981,617)	1,473,669

Distributions to Shareholders:
From net investment income	(57,629)	(36,149)
From net realized gain	(1,563,733)	(1,169,589)
Total distributions to shareholders	(1,621,362)	(1,205,738)

Capital Transactions:
Net proceeds from shares sold	15,112,273	3,410,429
Reinvestment of distributions	1,354,557	975,499
Cost of shares redeemed[1]	(1,419,105)	(783,794)
Net increase in net assets from capital transactions	15,047,725	3,602,134

Total increase in net assets	12,444,746	3,870,065

Net Assets:
Beginning of period	30,660,025	26,789,960
End of period	$43,104,771	$30,660,025

Accumulated net investment income (loss)	$32,460	$(9,046)

Capital Share Transactions:
Shares sold	1,493,210	306,269
Shares reinvested	135,051	92,465
Shares redeemed	(136,120)	(72,319)
Net increase in capital share transactions	1,492,141	326,415

[1]	Net of redemption fee proceeds of $1,031 and $77, respectively.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended		For the Year Ended		For the Period July 31, 2013* through
	June 30, 2016		June 30, 2015		June 30, 2014
Net asset value, beginning of period	$11.45		$11.39		$10.00
Income from Investment Operations:
Net investment income[1]	0.03		0.02		0.03
Net realized and unrealized gain (loss) on investments	(0.58)		0.53		1.45
Total from investment operations	(0.55)		0.55		1.48

Less Distributions:
From net investment income	(0.02)		(0.01)		(0.02)
From net realized gain	(0.55)		(0.48)		(0.07)
Total distributions	(0.57)		(0.49)		(0.09)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$10.33		$11.45		$11.39

Total return[3]	(4.68)%		5.21%		14.88%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$43,105		$30,660		$26,790

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.68%		1.84%		2.21%	[5]
After fees waived and expenses absorbed	1.20%		1.20%		1.20%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.20)%		(0.48)%		(0.69)%	[5]
After fees waived and expenses absorbed	0.28%		0.16%		0.32%	[5]

Portfolio turnover rate	57%		51%		55%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2016

Note 1 – Organization
Segall Bryant & Hamill All Cap Fund (the “All Cap Fund”) and Segall Bryant & Hamill Small Cap Value Fund (the “Small Cap Value Fund”) (each a “fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The All Cap Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation. The Small Cap Value Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2016

(c) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open period July 31, 2013 (commencement of operations) through June 30, 2015, and as of and during the year ended June 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Funds declare and pay dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Segall Bryant & Hamill (the “Advisor”). Under the terms of the Agreement, the All Cap and Small Cap Value Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 0.85% and 0.95%, respectively, of each Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.10% of average daily net assets of the All Cap Fund. The Advisor has contractually agreed to waive its fees and/or pay for other operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form SEC N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.20% of average daily net assets of the Small Cap Value Fund. These agreements are in effect until October 31, 2016, and may be terminated before that date only by the Trust’s Board of Trustees.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2016

For the year ended June 30, 2016, the Advisor waived its advisory fees and absorbed other expenses totaling $149,081 and $154,304 for the All Cap and Small Cap Value Funds, respectively. The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Funds for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

	All Cap Fund	Small Cap Value Fund
2017	$184,259	$202,922
2018	173,235	178,513
2019	149,081	154,304
Total	$506,575	$535,739

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year ended June 30, 2016, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended June 30, 2016, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At June 30, 2016, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All Cap Fund	Small Cap Value Fund
Cost of investments	$37,940,173	$42,385,917

Gross unrealized appreciation	$4,771,499	$4,174,539
Gross unrealized depreciation	(604,604)	(3,459,429)
Net unrealized appreciation on investments	$4,166,895	$715,110

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2016

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2016, permanent differences in book and tax accounting have been reclassified to paid-in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

Increase (Decrease)
	Paid-in Capital	Accumulated Net Investment Income/Loss	Accumulated Net Realized Gain/Loss
All Cap Fund	$(6,648)	$2,016	$4,632
Small Cap Value Fund	$524	$7,614	$(8,138)

As of June 30, 2016, the components of accumulated earnings on a tax basis were as follows:

	All Cap Fund	Small Cap Value Fund
Undistributed ordinary income	$-	$33,010
Undistributed long-term capital gains	-	97,611
Accumulated earnings	-	130,621

Accumulated capital and other losses	(17,510)	-
Unrealized appreciation on investments	4,166,895	715,110
Total accumulated earnings	$4,149,385	$845,731

As of June 30, 2016, All Cap Fund had $17,510 of short-term post-October losses, which are deferred until fiscal year 2017 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

The tax character of distributions paid during the fiscal years ended June 30, 2016, and June 30, 2015 were as follows:

	All Cap Fund		Small Cap Value Fund
	2016	2015	2016	2015
Distributions paid from:
Ordinary Income	$-	$179,872	$690,258	$1,054,129
Net long-term capital gains	677,206	-	931,104	151,609
Total distributions paid	$677,206	$179,872	$1,621,362	$1,205,738

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the years ended June 30, 2016 and June 30, 2015, redemption fees were as follows:

	2016	2015
All Cap Fund	$5,143	$13
Small Cap Value Fund	1,031	77

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2016

Note 6 – Investment Transactions
For the year ended June 30, 2016, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
All Cap Fund	$28,155,543	$7,980,538
Small Cap Value Fund	29,277,707	17,283,341

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended June 30, 2016, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2016

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2016, in valuing the Funds’ assets carried at fair value:

All Cap Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$39,943,675	$-	$-	$39,943,675
Short-Term Investments	2,163,393	-	-	2,163,393
Total	$42,107,068	$-	$-	$42,107,068

Small Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$40,277,347	$-	$-	$40,277,347
Short-Term Investments	2,823,680	-	-	2,823,680
Total	$43,101,027	$-	$-	$43,101,027

*	The Funds did not hold any Level 2 or 3 securities at period end.
[1]	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Note 10 – Recently Issued Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2016

Note 11 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust and
Shareholders of Segall Bryant & Hamill Funds

We have audited the accompanying statements of assets and liabilities of the Segall Bryant & Hamill All Cap Fund and Segall Bryant & Hamill Small Cap Value Fund (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of June 30, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period July 31, 2013 (commencement of operations) through June 30, 2014. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2016 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Segall Bryant & Hamill All Cap Fund and Segall Bryant & Hamill Small Cap Value Fund as of June 30, 2016, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and financial highlights for each of the two years in the period then ended and the period July 31, 2013 through June 30, 2014, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 29, 2016

Segall Bryant & Hamill Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Qualified Dividend Income
For the fiscal year ended June 30, 2016, 0% and 55.65% of the dividends paid from net investment income, including short-term capital gains from the Fund (if any), for the All Cap Fund and the Small Cap Value Fund, respectively, is designated as qualified dividend income.

Corporate Dividend Received Deduction
For the fiscal year ended June 30, 2016, 0% and 54.42% of the dividends paid from net investment income, including short-term capital gains from the Fund (if any), for the All Cap Fund and the Small Cap Value Fund, respectively, qualifies for the dividend received deduction available to corporate shareholders.

Long Term Capital Gain
The All Cap Fund and Small Cap Value Fund designate $677,206 and $931,104, respectively, as long-term capital gain distribution.

Trustees and Officers Information
Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (866) 490-4999. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
“Independent” Trustees:
Charles H. Miller[a] (born 1947) Trustee	Since November 2007	Retired (2013 - present). Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997-2012).	79	None.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 - present). President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 - 2015).	79	Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 - present). Independent financial services consultant (1996 - 2014). Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 - 2006). Senior Vice President, Oppenheimer Management Company (1983 - 1996). Chairman, NICSA, an investment management trade association (1993 - 1996).	79	None.

Segall Bryant & Hamill Funds
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
“Independent” Trustees:
John P. Zader [a] (born 1961) Trustee	Since November 2007	Retired (June 2014 - present). CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund (December 2006 - June 2014). President, Investment Managers Series Trust (December 2007 - June 2014).	79	Investment Managers Series Trust II, a registered investment company (includes 12 portfolios).
Interested Trustees:
Eric M. Banhazlb† (born 1957) Trustee	Since January 2008	Chairman (2016 - present), and President (2006 - 2015), Mutual Fund Administration, LLC, the co-administrator for the Fund. Trustee and Vice President, Investment Managers Series Trust (December 2007 - March 2016).	79	Investment Managers Series Trust II, a registered investment company (includes 12 portfolios).
Officers of the Trust:
Maureen Quill [a] (born 1963) Chief Executive Officer and President	Since June 2014
Chief Operating Officer (June 2014 - present), and Executive Vice President, UMB Fund Services, Inc. (January 2007 - June 2014). Vice President, Investment Managers Series Trust (December 2013 - June 2014).
			N/A	N/A
Rita Dam[b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-Chief Executive Officer (2016 - present), and Vice President (2006 - 2015), Mutual Fund Administration, LLC.	N/A	N/A
Joy Ausili[b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016
Co-Chief Executive Officer (2016 - present), and Vice President (2006 - 2015), Mutual Fund Administration, LLC. Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 - March 2016).
			N/A	N/A
Diane Drake[b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 - present). Managing Director and Senior Counsel (2010 - 2015), BNY Mellon Investment Servicing (US) Inc.	N/A	N/A

Segall Bryant & Hamill Funds
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Officers of the Trust:
Martin Dziura[b] (born 1959) Chief Compliance Officer	Since June 2014
Principal, Dziura Compliance Consulting, LLC (October 2014 - present). Managing Director, Cipperman Compliance Services (2010 - September 2014). Chief Compliance Officer, Hanlon Investment Management (2009 - 2010). Vice President - Compliance, Morgan Stanley Investment Management (2000 - 2009).
			N/A	N/A

a	Address for certain Trustees and certain officers: 235 W. Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam, and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740. Address for Mr. Dziura: 39 Stratford Square, Boyerstown, Pennsylvania 19512.
c	Trustees and officers serve until their successors have been duly elected.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC.

Segall Bryant & Hamill Funds
EXPENSE EXAMPLES
For the Six Months Ended June 30, 2016 (Unaudited)

Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

All Cap Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/16	6/30/16	1/1/16 – 6/30/16
Actual Performance	$ 1,000.00	$ 1,028.70	$ 5.55
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,019.39	$ 5.52

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Segall Bryant & Hamill Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended June 30, 2016 (Unaudited)

Small Cap Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/16	6/30/16	1/1/16 – 6/30/16
Actual Performance	$ 1,000.00	$ 1,050.90	$ 6.12
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,018.09	$ 6.02

*	Expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Segall Bryant & Hamill All Cap Fund
 Segall Bryant & Hamill Small Cap Value Fund
Each a series of Investment Managers Series Trust

Investment Advisor
Segall Bryant & Hamill
540 West Madison Street, Suite 1900
Chicago, Illinois 60661

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin  53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine  04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Segall Bryant & Hamill All Cap Fund	SBHAX	46141P 784
Segall Bryant & Hamill Small Cap Value Fund	SBHVX	46141P 776

Privacy Principles of the Segall Bryant & Hamill Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Segall Bryant & Hamill Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (866) 490-4999, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (866) 490-4999 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Funds at (866) 490-4999. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Segall Bryant & Hamill Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (866) 490-4999

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-866-490-4999.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee. The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.” The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant. In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 06/30/2016	FYE 06/30/2015
Audit Fees	$29,600	$30,000
Audit-Related Fees	N/A	N/A
Tax Fees	$5,600	$5,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 06/30/2016	FYE 06/30/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 06/30/2016	FYE 06/30/2015
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)  Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	09/08/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	09/08/2016

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	09/08/2016